UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Financial Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | BTO

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 102.6% (83.9% of Total Investments)		$453,428,792

(Cost $343,260,140)

Financials 102.6%		453,428,792

Capital Markets 4.1%
Apollo Global Management LLC, Class A	41,658	1,351,802
KKR & Company LP	128,055	3,087,406
The Blackstone Group LP	98,870	3,237,985
The Carlyle Group LP (Z)	299,523	10,426,396

Commercial Banks 82.1%
1st Source Corp.	26,260	773,882
1st United Bancorp, Inc. (Z)	450,221	3,268,604
Access National Corp.	51,655	848,175
Ameris Bancorp (I)(Z)	243,266	4,979,655
Anchor Bancorp Wisconsin, Inc. (I)(R)	169,300	3,049,246
Anchor Bancorp, Inc. (I)	88,416	1,529,597
Avenue Bank (I)	300,000	2,402,142
Avidbank Holdings (I)	200,000	2,124,300
Bank of Marin Bancorp, Class A	3,175	140,430
Bar Harbor Bankshares (Z)	53,347	2,031,987
BB&T Corp. (Z)	377,599	14,125,979
Bond Street Holdings LLC, Class A (I)(S)(Z)	284,903	4,755,901
Bond Street Holdings LLC, Class B (I)(S)	6,901	115,199
Bridge Capital Holdings (I)(Z)	150,564	3,319,936
Bryn Mawr Bank Corp.	80,000	2,229,600
BSB Bancorp, Inc. (I)(Z)	177,195	2,764,242
Camden National Corp.	36,776	1,300,032
Centerstate Banks, Inc.	176,994	1,946,934
Chemical Financial Corp.	101,073	2,918,988
City Holding Company (Z)	39,363	1,756,377
Comerica, Inc. (Z)	193,525	8,863,445
Commerce Bancshares, Inc. (Z)	69,943	3,040,422
Community National Bank (I)	111,100	1,548,734
ConnectOne Bancorp, Inc. (I)	21,761	993,825
CU Bancorp (I)	91,813	1,583,774
Cullen/Frost Bankers, Inc. (Z)	208,025	15,398,011
DNB Financial Corp.	78,515	1,621,335
Eastern Virginia Bankshares, Inc. (I)	268,537	1,815,310
Evans Bancorp, Inc.	69,760	1,604,480
Fifth Third Bancorp (Z)	452,067	9,502,448
First Bancorp, Inc. Maine (Z)	266,499	4,527,818
First Community Corp.	136,228	1,482,161
First Connecticut Bancorp, Inc.	28,326	436,504
First Financial Bancorp (Z)	139,115	2,306,527
First Financial Holdings, Inc. (Z)	82,457	5,075,228
First Horizon National Corp. (Z)	180,033	2,117,188
First Merchants Corp.	118,683	2,503,024
First Security Group, Inc. (I)	1,192,189	2,455,909
First Southern Bancorp, Inc., Class B (I)	78,390	471,908
Firstbank Corp.	45,424	812,181
FirstMerit Corp. (Z)	196,902	4,006,956
Flushing Financial Corp. (Z)	192,160	3,946,966
FNB Corp. (Z)	767,513	9,087,354
Glacier Bancorp, Inc. (Z)	223,556	5,908,585
Guaranty Bancorp	22,818	295,721
Hamilton State Bancshares (I)	500,000	3,289,595

1

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Hancock Holding Company (Z)	245,752	$8,503,019
Heritage Commerce Corp. (Z)	387,733	3,105,741
Heritage Financial Corp.	134,466	2,289,956
Heritage Oaks Bancorp (I)(Z)	650,719	4,984,508
Home Federal Bancorp, Inc.	125,986	1,826,797
Independent Bank Corp. - Massachusetts (Z)	195,961	7,085,950
Independent Bank Corp. - Michigan (I)	125,407	1,661,643
Intermountain Community Bancorp (I)	115,108	1,726,620
John Marshall Bank (I)	31,938	544,543
M&T Bank Corp. (Z)	102,651	11,446,613
MB Financial, Inc. (Z)	183,150	5,146,515
Monarch Financial Holdings, Inc.	162,521	1,870,617
MutualFirst Financial, Inc.	100,539	1,889,128
NewBridge Bancorp (I)	207,422	1,449,880
Northrim BanCorp, Inc.	77,232	1,855,113
Pacific Continental Corp.	183,645	2,589,395
PacWest Bancorp (Z)	41,762	1,675,074
Park National Corp. (Z)	42,113	3,297,448
Park Sterling Corp. (Z)	585,931	3,955,034
Peoples Bancorp, Inc.	64,573	1,456,121
PNC Financial Services Group, Inc. (Z)	206,732	16,513,752
Prosperity Bancshares, Inc. (Z)	127,654	7,986,034
Sandy Spring Bancorp, Inc.	54,695	1,365,734
Sierra Bancorp	140,000	2,219,000
Simmons First National Corp., Class A	28,116	970,845
Southern First Bancshares, Inc. (I)	57,450	763,511
Southwest Bancorp, Inc.	110,118	1,921,559
State Bank Financial Corp.	103,998	1,781,486
Suffolk Bancorp (I)(Z)	135,334	2,609,240
Sun Bancorp, Inc. (I)	630,331	1,998,149
SunTrust Banks, Inc. (Z)	278,451	10,308,256
Swedbank AB, Class A	216,597	5,652,019
Talmer Bancorp, Inc., Class A (I)	896,300	10,890,045
The Community Financial Corp.	56,672	1,154,409
TriCo Bancshares (Z)	202,536	5,014,791
Trustmark Corp. (Z)	123,537	2,935,239
U.S. Bancorp (Z)	385,314	15,308,525
Union First Market Bankshares Corp. (Z)	214,144	4,940,302
United Bancorp, Inc. (I)	317,968	3,831,514
United Bankshares, Inc.	74,856	2,237,446
VantageSouth Bancshares, Inc. (I)	247,500	1,278,585
VantageSouth Bancshares, Inc. (I)	123,408	708,362
Virginia Heritage Bank (I)	43,877	847,265
Washington Banking Company	67,556	1,201,821
Washington Trust Bancorp, Inc. (Z)	123,905	4,081,431
Wells Fargo & Company	265,725	12,047,972
WesBanco, Inc. (Z)	137,003	3,912,806
WestAmerica Bancorp. (Z)	25,066	1,237,258
Westbury Bancorp, Inc. (I)	52,180	733,129
Wilshire Bancorp, Inc. (Z)	599,317	5,969,197
Yadkin Financial Corp. (I)(Z)	188,570	3,526,259
Zions Bancorporation (Z)	265,769	7,640,859

Diversified Financial Services 4.9%
Bank of America Corp. (Z)	384,352	6,437,896
JPMorgan Chase & Company (Z)	274,274	15,183,809

2

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 0.9%
Gjensidige Forsikring ASA	210,539	$4,046,657

Real Estate Investment Trusts 0.2%
Digital Realty Trust, Inc. (Z)	14,500	739,355

Thrifts & Mortgage Finance 10.4%
Berkshire Hills Bancorp, Inc. (Z)	358,903	8,778,767
Cheviot Financial Corp.	114,092	1,194,543
First Defiance Financial Corp. (Z)	125,381	3,224,799
Georgetown Bancorp, Inc.	65,000	965,250
Heritage Financial Group, Inc. (Z)	123,914	2,452,258
Hingham Institution for Savings (Z)	80,000	6,286,400
HomeStreet, Inc. (Z)	134,465	2,412,302
Hudson City Bancorp, Inc. (Z)	267,248	2,415,922
New York Community Bancorp, Inc. (Z)	294,486	4,767,728
Provident Financial Holdings, Inc.	53,594	806,590
Rockville Financial, Inc.	106,610	1,415,781
Simplicity Bancorp, Inc.	109,586	1,819,128
Southern Missouri Bancorp, Inc.	56,094	1,816,885
United Community Financial Corp. (I)	634,588	2,240,096
WSFS Financial Corp. (Z)	73,787	5,297,907

Preferred Securities 12.6% (10.3% of Total Investments)		$55,697,442

(Cost $52,501,543)

Financials 12.6%		55,697,442

Capital Markets 1.3%
Hercules Technology Growth Capital, Inc., 7.000% (Z)	78,825	2,031,399
JMP Group, Inc., 7.250%	80,000	2,032,000
JMP Group, Inc., 8.000% (Z)	61,877	1,578,482

Commercial Banks 6.9%
Boston Private Financial Holdings, Inc., Depository Shares, 6.950%	142,198	3,291,884
First Bancshare (5.000% to 2-1-14, then 9.000% thereafter)	210,000	2,982,000
First Citizens Bancshares, Inc., Series A (5.000% to 2-1-14, then
9.000% thereafter)	15,038	3,327,007
First Financial Holdings, Inc. (5.000% to 2-15-14, then 9.000%
thereafter)	1,850	1,841,849
First Southern Bancorp, Inc. (5.000% to 2-1-14, then 9.000%
thereafter)	134	322,015
Fresno First Bank, Series C, 5.000%	11,660	1,157,255
HomeTown Bankshares Corp., 6.000%	1,050	1,076,250
Royal Bank of Scotland Group PLC, Series N, 6.350%	119,551	2,632,513
Synovus Financial Corp., 7.875%	200,000	5,470,000
United Community Banks, Inc., Series B (5.000% to 2-1-14, then
9.000% thereafter)	3,750	3,745,313
United Community Banks, Inc., Series D (5.000% to 2-1-14, then
9.000% thereafter)	3,000	2,992,500
Zions Bancorporation, 6.300%	63,229	1,532,039

Real Estate Investment Trusts 1.9%
FelCor Lodging Trust, Inc., Series A, 1.950%	86,950	2,104,190
Sotherly Hotels, Inc., 8.000%	60,000	1,560,000
Strategic Hotels & Resorts, Inc., Series B, 8.250% (Z)	112,600	2,721,542
Strategic Hotels & Resorts, Inc., Series C, 8.250% (Z)	86,500	2,100,220

3

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

			Shares	Value

Financials (continued)

Thrifts & Mortgage Finance 2.5%
Banc of California, Inc., 7.500%			143,088	$3,664,484
Flagstar Bancorp, Inc. (5.000% to 2-1-14, then 9.000% thereafter)			5,000	5,462,500
WSFS Financial Corp., 6.250% (Z)			80,000	2,072,000

		Maturity
Rate (%)		date	Par value	Value

Corporate Bonds 5.0% (4.1% of Total Investments)				$22,014,481

(Cost $21,544,236)

Financials 5.0%				22,014,481

Capital Markets 0.5%
E*TRADE Financial Corp.	6.000	11/15/17	$2,000,000	2,110,000

Commercial Banks 3.9%
Synovus Financial Corp.	5.125	06/15/17	1,000,000	1,047,500
Synovus Financial Corp.	7.875	02/15/19	3,000,000	3,386,250
United Community Banks, Inc.	9.000	10/15/17	3,500,000	3,815,000
VantageSouth Bancshares, Inc.	7.625	08/12/23	5,000,000	5,038,481
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	4,150,000	3,797,250

Diversified Financial Services 0.6%
Nationstar Mortgage LLC	6.500	07/01/21	3,000,000	2,820,000

Convertible Bonds 0.7% (0.6% of Total Investments)				$3,103,125

(Cost $3,000,000)

Financials 0.7%				3,103,125

BlackRock Kelso Capital Corp. (S)(Z)	5.500	02/15/18	3,000,000	3,103,125

			Shares	Value

Warrants 1.4% (1.1% of Total Investments)				$6,268,802

(Cost $3,656,631)

Financials 1.4%				6,268,802

Commercial Banks 1.2%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			58,307	1,022,378
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40)	(I)		93,762	1,622,083
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			178,943	2,583,125
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,471	217,987
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)			33,222	18,272

Diversified Financial Services 0.2%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	660,556

Thrifts & Mo rtgage Finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57)		(I)	27,297	144,401

		Maturity
	Yield*	date	Par value	Value

Certificate of Deposit 0.0% (0.0% of Total Investments)				$77,658

(Cost $77,658)

Country Bank for Savings	1.000	08/28/14	$1,936	1,936
First Bank Richmond	0.990	12/05/16	20,395	20,395

4

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

		Maturity
	Yield *	date	Par value	Value
First Bank System, Inc.	0.549	04/02/15	$4,906	$4,906
First Federal Savings Bank of Louisiana	0.100	01/06/15	3,032	3,032
Framingham Cooperative Bank	0.750	09/08/15	3,951	3,951
Home Bank	1.739	11/04/21	18,927	18,927
Hudson Savings	0.700	04/20/15	2,128	2,128
Machias Savings Bank	0.500	05/24/15	1,946	1,946
Midstate Federal Savings and Loan	0.500	05/27/14	1,979	1,979
Milford Bank	0.300	06/04/15	1,891	1,891
Milford Federal Savings and Loan Association	0.200	04/21/14	2,022	2,022
Mount McKinley Savings Bank	0.180	12/03/14	1,697	1,697
Mt. Washington Bank	0.700	10/30/15	1,873	1,873
Newburyport Five Cent Savings Bank	0.750	10/20/14	2,062	2,062
Newton Savings Bank	0.450	05/30/15	1,929	1,929
OBA Federal Savings and Loan	0.400	12/15/14	1,322	1,322
Plymouth Savings Bank	0.200	04/21/15	1,931	1,931
Salem Five Cents Savings Bank	0.250	12/17/14	1,726	1,726
Sunshine Federal Savings and Loan Association	0.500	05/10/15	2,005	2,005

Total investments (Cost $424,040,208)† 122.3%				$540,590,300

Other assets and liabilities, net (22.3%)				($98,610,568)

Total net assets 100.0%				$441,979,732

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage of
Issuer,	acquisition	Acquisition	share	share	fund’s net	Value as of
description	date	cost	amount	amount	assets	1-31-14

Anchor Bancorp
Wisconsin, Inc.	9-20-13	$3,385,993	169,300	169,300	0.69%	$3,049,246

$3,049,246

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-14 was $211,743,368.

* Yield represents either the annualized yield at date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $424,055,840. Net unrealized appreciation aggregated $116,534,460, of which $128,781,159 related to appreciated investment securities and $12,246,699 related to depreciated investment securities.

5

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees.

The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Capital Markets	18,103,589	18,103,589	—	—
Commercial Banks	363,023,130	327,010,189	11,510,813	24,502,128
Diversified Financial Services	21,621,705	21,621,705	—	—
Insurance	4,046,657	—	4,046,657	—
Real Estate Investment Trusts	739,355	739,355	—	—
Thrifts & Mortgage Finance	45,894,356	45,894,356	—	—
Preferred Securities
Capital Markets	5,641,881	5,641,881	—	—
Commercial Banks	30,370,625	14,002,686	9,308,111	7,059,828
Real Estate Investment Trusts	8,485,952	8,485,952	—	—
Thrifts & Mortgage Finance	11,198,984	5,736,484	5,462,500	—
Corporate Bonds
Capital Markets	2,110,000	—	2,110,000	—
Commercial Banks	17,084,481	—	8,231,000	8,853,481

6

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Diversified Financial Services	2,820,000	—	2,820,000	—
Convertible Bonds	3,103,125	—	3,103,125	—
Warrants	6,268,802	2,663,299	3,605,503	—
Certificate of Deposit	77,658	—	77,658	—

Total Investments in Securities	$540,590,300	$449,899,496	$50,275,367	$40,415,437

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	COMMON	PREFERRED	CORPORATE
INVESTMENTS IN SECURITIES	STOCKS	STOCKS	BONDS	TOTAL
Balance as of 10-31-13	$23,979,744	$8,988,653	$8,762,500	$41,730,897

Realized gain (loss)	—	134,461	—	134,461
Change in unrealized appreciation
(depreciation)	1,523,424	64,404	90,981	1,678,809
Purchases		—	—
	1,018,500			1,018,500
Sales	—	(1,077,690)	—	($1,077,690)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3		(1,050,000)	—	($3,069,540)
	(2,019,540)
Balance as of 2-28-14	$24,502,128	$7,059,828	$8,853,481	$40,415,437
Change in unrealized at period end*	$1,523,424	$165,488	$90,981	$1,779,893

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

7

Financial Opportunities Fund
As of 1-31-14 (Unaudited)

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value
	at 1-31-14	Valuation Technique	Unobservable Inputs	Input/ Range

			Book Value multiple/	1.11x - 1.34x
Common Stocks	$13,612,083	Market Approach	Discount for lack of marketability	(weighted average 14.36x)
				10%
	10,890,045	Market Approach	Offered Quotes/	$13.50
			Discount for lack of marketability	10%
	$24,502,128

				$1,000 - $2,403
Preferred Stock	$7,059,828	Market Approach	Offered Quotes	(weighted average $1,064)

Corporate Bonds	$3,815,000	Market Approach	Offered Quotes	$109.00
	5,038,481	Market Approach	Yield spread	208bps

	$8,853,481

Increases/decreases in book value multiples, offered quotes, or yield spread may result in increases/decreases in security valuation.
Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

For additional information on the fund’s significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.

P9Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014